SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 315,497	$ 221,290
Mine operating expenses	197,378	165,984
Severance charges	9,232	(71)
Operating costs from/(to) metal inventory	167	(6,569)
Inventory net realizable value adjustment	2,410	1,190
Royalties	17,295	12,082
Cost of sales excluding depreciation and amortization	226,482	172,616
Depreciation and amortization	31,792	21,160
Mine operating margin	57,223	27,514
Income tax recovery	(12,944)	0
Net income attributable to non-controlling interest	2,188	(2,116)
Net income/(loss) attributable to Golden Star	38,771	(39,647)
Capital expenditures	69,638	84,356
Total assets	$ 360,389	298,850
Gold Production, Sale Location | South Africa
Disclosure of operating segments [line items]
Concentration risk percentage	90.00%
Operating segments | Wassa
Disclosure of operating segments [line items]
Revenue	$ 167,376	112,341
Mine operating expenses	115,625	92,938
Severance charges	6,316	113
Operating costs from/(to) metal inventory	5,080	(5,149)
Inventory net realizable value adjustment	2,410	1,190
Royalties	8,652	6,483
Cost of sales excluding depreciation and amortization	138,083	95,575
Depreciation and amortization	20,052	15,094
Mine operating margin	9,241	1,672
Income tax recovery	(12,944)
Net income attributable to non-controlling interest	1,693	(587)
Net income/(loss) attributable to Golden Star	17,644	603
Capital expenditures	21,583	41,805
Total assets	195,180	175,738
Operating segments | Prestea
Disclosure of operating segments [line items]
Revenue	148,121	108,949
Mine operating expenses	81,753	73,046
Severance charges	2,916	(184)
Operating costs from/(to) metal inventory	(4,913)	(1,420)
Inventory net realizable value adjustment	0	0
Royalties	8,643	5,599
Cost of sales excluding depreciation and amortization	88,399	77,041
Depreciation and amortization	11,740	6,066
Mine operating margin	47,982	25,842
Income tax recovery	0
Net income attributable to non-controlling interest	495	(1,529)
Net income/(loss) attributable to Golden Star	50,050	28,687
Capital expenditures	48,055	42,413
Total assets	158,715	109,691
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	0	0
Mine operating expenses	0	0
Severance charges	0	0
Operating costs from/(to) metal inventory	0	0
Inventory net realizable value adjustment	0	0
Royalties	0	0
Cost of sales excluding depreciation and amortization	0	0
Depreciation and amortization	0	0
Mine operating margin	0	0
Income tax recovery	0
Net income attributable to non-controlling interest	0	0
Net income/(loss) attributable to Golden Star	(3,701)	(6,096)
Capital expenditures	0	88
Total assets	4,257	8,786
Corporate
Disclosure of operating segments [line items]
Revenue	0	0
Mine operating expenses	0	0
Severance charges	0	0
Operating costs from/(to) metal inventory	0	0
Inventory net realizable value adjustment	0	0
Royalties	0	0
Cost of sales excluding depreciation and amortization	0	0
Depreciation and amortization	0	0
Mine operating margin	0	0
Income tax recovery	0
Net income attributable to non-controlling interest	0	0
Net income/(loss) attributable to Golden Star	(25,222)	(62,841)
Capital expenditures	0	50
Total assets	$ 2,237	$ 4,635